Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale financial assets:
Total Financial Assets	$ 2,321	$ 1,997
Financial liabilities at fair value through profit or loss:
Contingent considerations	42,070	63,595
Total Financial Liabilities	42,070	63,595
Level 3
Available-for-sale financial assets:
Total Financial Assets	2,321	1,997
Financial liabilities at fair value through profit or loss:
Contingent considerations	42,070	63,595
Total Financial Liabilities	42,070	63,595
Equity Securities
Available-for-sale financial assets:
Total Financial Assets	2,321	1,997
Equity Securities | Level 3
Available-for-sale financial assets:
Total Financial Assets	$ 2,321	$ 1,997